Financial assets, liabilities and financial results (telecom activities) - Equity securities FV - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 3,290	€ 4,803
Financial assets at end of period	5,545	3,290	€ 4,803
Financial assets at fair value through profit or loss, category [member] | Investments securities [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	203	141	133
Changes in fair value	10	34	8
Other items	(8)	27
Financial assets at end of period	€ 205	€ 203	€ 141